Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Inventory, Net [Abstract]
Finished products	$ 613	$ 611
Semi-finished products	172	173
Raw materials, stores and supplies	433	521
Subtotal	1,218	1,305
Adjustment of inventories to LIFO basis	(246)	(253)
Total	972	1,052
LIFO inventory amount	$ 744	$ 684
Percentage of LIFO inventory	61.00%	52.00%